Other income and other net losses (Tables)	12 Months Ended
Dec. 31, 2021
Other income and other net gains/(losses)
Schedule of other income and other net losses

	Year ended December 31,
	2021	2020	2019
	$	$	$
Government subsidies (note)	7,932	513,860	—
Bank interest income	3,980	8,043	15,506
Net exchange gains/(losses)	285,025	(280,360)	(52,534)
Impairment loss on interest in a joint venture (note 13(b))	—	(570,704)	—
Impairment loss on amount due from a joint venture	(176,227)	—	—
Sundry income	18,238	13,757	40,145
	138,948	(315,404)	3,117